Note 12 - Income Taxes (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carry forwards	$ 4,774,000	$ 4,515,000
Net deferred tax assets before valuation allowance	4,774,000	4,515,000
Less: Valuation allowance	(4,774,000)	(4,515,000)
Net deferred tax assets